Tax Matters - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) jurisdiction	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Tax Contingency [Line Items]
Undistributed earnings of foreign subsidiaries	$ 80,000
Unrecognized tax benefits excluding associated interest	$ 4,800	$ 4,700
Number of tax jurisdiction associated with uncertain tax positions | jurisdiction	1
Deferred tax assets associated with unrecognized tax benefits	$ 1,100	1,500
Unrecognized tax benefits, interest on income taxes expense	71	40	$ 16
Unrecognized tax benefits, interest on income taxes accrued	714	643
Unrecognized accrued interest decrease as a result of cash payments	(5)	(18)
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	(200)
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	963	966
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	179	527
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	12
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		15
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	$ 702	628
New Accounting Pronouncement, Early Adoption, Effect [Member]
Income Tax Contingency [Line Items]
Current deferred tax assets		$ 2,100